As filed with the Securities and Exchange Commission on April 22, 2005

File Nos. 33-75340 and 811-8360

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 38	[X]
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 39	[X]

(Check the appropriate box or boxes)
GUINNESS ATKINSON FUNDS
(Formerly Investec Funds)
(Exact Name of Registrant as Specified in Charter)

2020 East Financial Way, Suite 100, Glendora, California 91741
(Address of Principal Executive Offices) (Zip Code)

(800) 362-5365
Registrant’s Telephone Number, Including Area Code

Elaine Richards
U.S. Bancorp Fund Services, LLC
615 E. Michigan St. 2nd Floor
Milwaukee, Wisconsin 53202
 (Name and Address of Agent for Service)

Please send copies of communications to
James Atkinson Guinness Atkinson Funds 2020 East Financial Way, Suite 100 Glendora, California 91741	Susan J. Penry Williams, Esq Kramer Levin Naftalis & Frankel LLP 919 Third Avenue New York, New York 10022

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[X ]    immediately upon filing pursuant to paragraph (b).
[   ]    on (date) pursuant to paragraph (b).
[   ]    60 days after filing pursuant to paragraph (a)(1).
[   ]    on (date) pursuant to paragraph (a)(1).
[   ]    75 days after filing pursuant to paragraph (a)(2).
[   ]    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[X]           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 37 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 24, 2005 and pursuant to Rule 485(a)(1) would become effective on April 25, 2005.

This Post-Effective Amendment No. 38 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 38 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 22nd day of April, 2005.

GUINNESS ATKINSON FUNDS

By:   /s/ James Atkinson
   James Atkinson
   President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Rita Dam Rita Dam	Treasurer and Secretary	April 22, 2005
/s/ Dr. Gunter Dufey *Dr. Gunter Dufey	Trustee	April 22, 2005
/s/ J. I. Fordwood *J. I. Fordwood	Trustee	April 22, 2005
/s/ Timothy Guinness *Timothy Guinness	Trustee	April 22, 2005
/s/ Bret A. Herscher *Bret A. Herscher	Trustee	April 22, 2005
/s/ J. Brooks Reece, Jr. *J. Brooks Reece, Jr.	Trustee	April 22, 2005

*By: /s/ Susan Penry-Williams

                    Susan Penry-Williams
Attorney-in-Fact